Employee Benefit Plans - Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits (Details) $ in Thousands, $ in Thousands	Sep. 30, 2026 CAD ($)	Sep. 30, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Pension Plans Canadian [Member]
Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits [Line Items]
Included in other long-term liabilities	$ 43,587		$ 43,288
Included in other long-term assets	110,137		109,812
Pension Plans US [Member]
Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits [Line Items]
Included in other long-term liabilities		$ 1,527		$ 952
Included in other long-term assets
Pension Plans Total [Member]
Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits [Line Items]
Included in other long-term liabilities	42,060		42,336
Included in other long-term assets	110,137		109,812
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits [Line Items]
Included in other long-term liabilities	23,105		22,400
Included in other long-term assets
Other Post-employment Benefit Plans US [Member]
Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits [Line Items]
Included in other long-term liabilities		461		424
Included in other long-term assets
Other Post-employment Benefit Plans Total [Member]
Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits [Line Items]
Included in other long-term liabilities	23,566		22,824
Included in other long-term assets